Statement of Additional Information Supplement dated September 30, 2021
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:
Invesco Limited Term Municipal Income Fund
This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces the information in the table under the heading “PORTFOLIO MANAGER(S) – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Limited Term Municipal Income Fund” in Appendix H:
Investments
The following information is as of February 28, 2021 (unless otherwise noted):
Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Limited Term Municipal Income Fund
John Connelly	None
Joshua Cooney	None
Michael Magee[1]	None
Tim O’Reilly	$10,001 - $50,000
Mark Paris	$100,001 - $500,000
James Phillips	None
John Schorle	$1 - $10,000
Rebecca Setcavage	None
Julius Williams	None
The following information replaces the information in the table under the heading “PORTFOLIO MANAGER(S) – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Limited Term Municipal Income Fund” in Appendix H:
Assets Managed
The following information is as of February 28, 2021 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Limited Term Municipal Income Fund
John Connelly	14	$25,117.6	None	None	3[2]	$71.6[2]
Joshua Cooney	5	$8,976.5	None	None	None	None
Michael Magee[1]	None	None	None	None	None	None
Tim O’Reilly	25	$53,123.4	None	None	3[2]	$71.6[2]
Mark Paris	25	$53,123.4	None	None	3[2]	$71.6[2]
James Phillips	14	$25,117.6	None	None	3[2]	$71.6[2]
John Schorle	14	$25,117.6	None	None	3[2]	$71.6[2]
Rebecca Setcavage	2	$4,939.1	None	None	None	None
Julius Williams	25	$53,123.4	None	None	3[2]	$71.6[2]
1. Began serving on the Fund effective July 30, 2021. Investments and Assets Managed information is as of June 30, 2021.

2. These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
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